Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Total time deposits that met or exceeded the FDIC insurance limit of $250,000	$ 150,188	$ 111,007
Brokered deposits	$ 4,150	$ 12,851